March 31, 2009

DREYFUS INVESTMENT FUNDS

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small Cap Value Fund II

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company International Core Equity Fund

-Dreyfus/The Boston Company International Small Cap Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Supplement to Statement of Additional Information

dated February 1, 2009

The funds listed below (the “Funds”) are no longer offered in this Statement of Additional Information. Please refer to the Funds’ Statement of Additional Information dated March 31, 2009, which is available upon request.

Dreyfus/The Boston Company Large Cap Core Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/The Boston Company Emerging Markets Core Equity Fund

Dreyfus/Standish Intermediate Tax Exempt Bond Fund